6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable, net
Trade accounts receivable, gross		R$ 3,551,812	R$ 3,132,015
Adjustment to present value		(10,121)	(10,276)	[1]
Expected credit losses		(503,848)	(508,848)
Trade accounts receivable, net		3,037,843	2,612,891
Current		3,090,691	2,720,041
Non-current		71,029	96,922
Notes Receivables [Member]
Trade accounts receivable, net
Trade accounts receivable, gross		153,799	235,376
Adjustment to present value		(1,936)	(344)
Expected credit losses		(27,986)	(30,960)
Trade accounts receivable, net		123,877	204,072
Current		59,645	115,113
Non-current	[2]	64,232	88,959
Domestic [Member] | Trade Receivables [Member]
Trade accounts receivable, net
Customers		1,336,762	1,098,750
Related parties
Foreign [Member] | Trade Receivables [Member]
Trade accounts receivable, net
Customers		2,215,050	1,973,981
Related parties			R$ 59,284

[1]	The restatement refers to the split of the adjustment to present value.
[2]	Weighted average maturity of 2.72 years.